UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
2/28/17 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Aerospace and defense (2.5%)

BAE Systems PLC (United Kingdom)	24,191	$189,110

TransDigm Group, Inc.(S)	859	218,358

United Technologies Corp.	1,263	142,151

		549,619
Airlines (0.6%)

Japan Airlines Co., Ltd. (Japan)	4,200	137,165

		137,165
Automobiles (1.8%)

Daimler AG (Registered Shares) (Germany)	1,999	145,362

General Motors Co.	3,794	139,771

Nissan Motor Co., Ltd. (Japan)	11,300	111,245

		396,378
Banks (8.0%)

Australia & New Zealand Banking Group, Ltd. (Australia)	19,523	462,520

Bank of Nova Scotia (The) (Canada)	2,322	134,684

JPMorgan Chase & Co.	4,379	396,825

Lloyds Banking Group PLC (United Kingdom)	219,714	187,217

Natixis SA (France)	17,795	97,107

PacWest Bancorp	5,641	310,819

Swedbank AB Class A (Sweden)	7,061	174,362

		1,763,534
Beverages (3.1%)

Coca-Cola Co. (The)	5,257	220,584

Dr. Pepper Snapple Group, Inc.	2,306	215,473

PepsiCo, Inc.	2,248	248,134

		684,191
Biotechnology (1.3%)

AbbVie, Inc.	4,728	292,380

		292,380
Capital markets (3.0%)

AllianceBernstein Holding LP	7,058	167,275

Amundi SA (France)	3,066	177,737

Carlyle Group LP (The)	5,563	89,286

KKR & Co. LP	12,160	219,245

		653,543
Chemicals (1.3%)

BASF SE (Germany)	935	87,068

Dow Chemical Co. (The)	3,132	194,998

		282,066
Communications equipment (0.7%)

Cisco Systems, Inc.	4,728	161,603

		161,603
Construction and engineering (0.5%)

ACS Actividades de Construccion y Servicios SA (Spain)	3,829	120,172

		120,172
Diversified financial services (0.8%)

Challenger, Ltd. (Australia)	20,269	177,780

		177,780
Diversified telecommunication services (4.9%)

AT&T, Inc.	10,589	442,514

BCE, Inc. (Canada)	4,430	193,250

CenturyLink, Inc.	2,241	54,367

Spark New Zealand, Ltd. (New Zealand)	68,450	177,003

Verizon Communications, Inc.	4,363	216,536

		1,083,670
Electric utilities (2.6%)

Duke Energy Corp.	1,410	116,396

Exelon Corp.	4,769	175,070

NextEra Energy, Inc.	1,263	165,453

SSE PLC (United Kingdom)	6,313	120,714

		577,633
Electronic equipment, instruments, and components (1.8%)

Synnex Technology International Corp. (Taiwan)	108,050	118,694

Tripod Technology Corp. (Taiwan)	106,000	276,700

		395,394
Equity real estate investment trusts (REITs) (2.3%)

Federal Realty Investment Trust	1,234	173,661

Gaming and Leisure Properties, Inc.	6,613	211,616

Japan Hotel REIT Investment Corp (Japan)	176	126,268

		511,545
Food and staples retail (0.5%)

Wesfarmers, Ltd. (Australia)	3,051	99,931

		99,931
Food products (5.2%)

Kraft Heinz Co. (The)	3,432	314,062

Nestle SA (Switzerland)	3,795	280,558

Orkla ASA (Norway)	26,789	235,664

Pinnacle Foods, Inc.	5,449	311,301

		1,141,585
Health-care providers and services (0.3%)

RHT Health Trust (Units) (Singapore)	108,100	65,567

		65,567
Hotels, restaurants, and leisure (2.6%)

McDonald's Corp.	1,352	172,583

Tatts Group, Ltd. (Australia)	72,417	225,420

TUI AG (Germany)	13,041	184,150

		582,153
Household durables (2.8%)

Basso Industry Corp. (Taiwan)	76,000	218,920

Berkeley Group Holdings PLC (The) (United Kingdom)	4,825	176,260

Persimmon PLC (United Kingdom)	8,490	217,123

		612,303
Independent power and renewable electricity producers (1.1%)

Atlantica Yield PLC (Spain)	6,192	134,738

NextEra Energy Partners LP	3,298	101,512

		236,250
Industrial conglomerates (1.8%)

NWS Holdings, Ltd. (Hong Kong)	90,000	163,934

Siemens AG (Germany)	1,875	243,927

		407,861
Insurance (3.0%)

Allianz SE (Germany)	927	161,255

SCOR SE (France)	3,062	110,584

St. James's Place PLC (United Kingdom)	13,058	170,942

Zurich Insurance Group AG (Switzerland)	813	224,468

		667,249
Machinery (1.5%)

NSK, Ltd. (Japan)	23,900	340,806

		340,806
Metals and mining (1.7%)

Rio Tinto PLC (United Kingdom)	9,127	373,393

		373,393
Mortgage real estate investment trusts (REITs) (1.7%)

Blackstone Mortgage Trust, Inc. Class A	3,794	118,145

CYS Investments, Inc.	6,035	48,401

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,621	150,820

MFA Financial, Inc.	7,020	56,300

		373,666
Multi-utilities (1.4%)

Ameren Corp.	2,525	138,092

Veolia Environnement SA (France)	10,966	179,488

		317,580
Oil, gas, and consumable fuels (8.4%)

Chevron Corp.	1,932	217,350

ENI SpA (Italy)	6,689	102,893

Exxon Mobil Corp.	7,086	576,234

Gaztransport Et Technigaz SA (France)	4,006	147,753

MPLX LP	2,222	82,681

Plains All American Pipeline LP	6,649	213,300

Royal Dutch Shell PLC Class A (United Kingdom)	5,418	139,803

Total SA (France)	7,595	378,571

		1,858,585
Pharmaceuticals (11.8%)

AstraZeneca PLC (United Kingdom)	5,326	306,911

Bristol-Myers Squibb Co.	3,231	183,230

Eli Lilly & Co.	4,340	359,395

GlaxoSmithKline PLC (United Kingdom)	16,319	333,711

Johnson & Johnson	2,293	280,228

Merck & Co., Inc.	2,289	150,776

Novartis AG (Switzerland)(NON)	3,557	277,661

Pfizer, Inc.	10,822	369,247

Sanofi (France)	1,860	160,259

Takeda Pharmaceutical Co., Ltd. (Japan)	3,500	162,686

		2,584,104
Real estate management and development (1.0%)

Foxtons Group PLC (United Kingdom)	178,904	212,558

		212,558
Road and rail (0.5%)

ComfortDelgro Corp., Ltd. (Singapore)	56,900	100,288

		100,288
Semiconductors and semiconductor equipment (3.3%)

Intel Corp.	10,932	395,738

Maxim Integrated Products, Inc.	4,355	192,927

Texas Instruments, Inc.	1,677	128,492

		717,157
Software (2.4%)

Microsoft Corp.	8,300	531,034

		531,034
Technology hardware, storage, and peripherals (1.9%)

Casetek Holdings, Ltd. (Taiwan)	51,000	172,637

Lenovo Group, Ltd. (China)	246,000	147,672

Seagate Technology PLC	2,178	104,958

		425,267
Tobacco (6.7%)

Altria Group, Inc.	4,839	362,538

British American Tobacco PLC (United Kingdom)	3,506	221,001

Imperial Brands PLC (United Kingdom)	6,829	321,410

Philip Morris International, Inc.	5,146	562,712

		1,467,661
Trading companies and distributors (1.8%)

ITOCHU Corp. (Japan)	5,300	76,732

Marubeni Corp. (Japan)	18,800	121,624

Mitsui & Co., Ltd. (Japan)	12,300	188,203

		386,559
Wireless telecommunication services (0.7%)

Vodafone Group PLC (United Kingdom)	64,422	161,395

		161,395

Total common stocks (cost $19,589,420)		$21,449,625

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Arconic, Inc. $2.688 cv. pfd.	2,847	$125,695

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.	216	13,662

Total convertible preferred stocks (cost $152,337)		$139,357

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.97%(AFF)	180,950	$180,950

Putnam Short Term Investment Fund 0.76%(AFF)	354,731	354,731

Total short-term investments (cost $535,681)		$535,681

TOTAL INVESTMENTS

Total investments (cost $20,277,438)(b)		$22,124,663

FORWARD CURRENCY CONTRACTS at 2/28/17 (aggregate face value $4,512,655) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/19/17	$218,961	$207,335	$(11,626)
	British Pound	Sell	3/16/17	254,701	262,443	7,742
	Hong Kong Dollar	Buy	5/17/17	27,979	27,992	(13)
	Norwegian Krone	Sell	3/16/17	37,769	36,744	(1,025)
Barclays Bank PLC
	Canadian Dollar	Buy	4/19/17	216,161	213,721	2,440
	Hong Kong Dollar	Buy	5/17/17	79,966	80,010	(44)
	Japanese Yen	Buy	5/17/17	193,015	191,010	2,005
Citibank, N.A.
	British Pound	Sell	3/16/17	268,976	270,264	1,288
	Canadian Dollar	Buy	4/19/17	120,433	119,067	1,366
	Danish Krone	Buy	3/16/17	127,590	129,072	(1,482)
	Euro	Buy	3/16/17	137,910	144,185	(6,275)
	Japanese Yen	Buy	5/17/17	199,345	197,343	2,002
Credit Suisse International
	Japanese Yen	Buy	5/17/17	51,408	50,877	531
	New Zealand Dollar	Sell	4/19/17	121,842	117,019	(4,823)
	Swedish Krona	Sell	3/16/17	13,192	13,021	(171)
Goldman Sachs International
	Australian Dollar	Sell	4/19/17	142,604	134,967	(7,637)
	Chinese Yuan (Offshore)	Sell	5/17/17	160,314	160,225	(89)
	Japanese Yen	Buy	5/17/17	244,268	241,693	2,575
HSBC Bank USA, National Association
	British Pound	Sell	3/16/17	297,400	301,878	4,478
	Canadian Dollar	Buy	4/19/17	126,082	124,654	1,428
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/16/17	627,196	638,252	11,056
	Euro	Sell	3/16/17	170,241	171,071	830
	Japanese Yen	Sell	5/17/17	36,952	37,794	842
	Norwegian Krone	Sell	3/16/17	133,431	133,005	(426)
	Singapore Dollar	Sell	5/17/17	66,391	66,092	(299)
	Swedish Krona	Buy	3/16/17	69,265	69,979	(714)
	Swiss Franc	Sell	3/16/17	32,185	32,195	10
State Street Bank and Trust Co.
	British Pound	Sell	3/16/17	233,973	231,361	(2,612)
	Israeli Shekel	Buy	4/19/17	29,205	27,611	1,594
	Japanese Yen	Buy	5/17/17	16,327	16,135	192
	Norwegian Krone	Sell	3/16/17	23,871	23,787	(84)
	Swiss Franc	Sell	3/16/17	42,648	41,853	(795)

Total						$2,264

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $22,047,593.
(b)	The aggregate identified cost on a tax basis is $20,295,380, resulting in gross unrealized appreciation and depreciation of $2,779,036 and $949,753, respectively, or net unrealized appreciation of $1,829,283.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$115,875	$226,225	$161,150	$129	$180,950
	Putnam Short Term Investment Fund**	1,446,158	4,538,112	5,629,539	1,026	354,731
	Totals	$1,562,033	$4,764,337	$5,790,689	$1,155	$535,681
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $180,950, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $177,940.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $20,349 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	51.0%
	United Kingdom	14.3
	Japan	5.8
	France	5.7
	Australia	4.4
	Germany	3.7
	Taiwan	3.6
	Switzerland	3.5
	Canada	1.5
	Spain	1.2
	Norway	1.1
	New Zealand	0.8
	Sweden	0.8
	Singapore	0.7
	Hong Kong	0.7
	China	0.7
	Italy	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $19,342 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,590,834	$—	$—
Consumer staples	3,393,368	—	—
Energy	1,858,585	—	—
Financials	3,635,772	—	—
Health care	2,942,051	—	—
Industrials	2,042,470	—	—
Information technology	2,230,455	—	—
Materials	655,459	—	—
Real estate	724,103	—	—
Telecommunication services	1,245,065	—	—
Utilities	1,131,463	—	—
Total common stocks	21,449,625	—	—
Convertible preferred stocks	—	139,357	—
Short-term investments	354,731	180,950	—

Totals by level	$21,804,356	$320,307	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,264	$—

Totals by level	$—	$2,264	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$40,379	$38,115

Total	$40,379	$38,115

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$5,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	Forward currency contracts#	$7,742	$4,445	$4,656	$531	$2,575	$5,906	$12,738	$1,786	$40,379

	Total Assets	$7,742	$4,445	$4,656	$531	$2,575	$5,906	$12,738	$1,786	$40,379

	Liabilities:
	Forward currency contracts#	$12,664	$44	$7,757	$4,994	$7,726	$—	$1,439	$3,491	$38,115

	Total Liabilities	$12,664	$44	$7,757	$4,994	$7,726	$—	$1,439	$3,491	$38,115

	Total Financial and Derivative Net Assets	$(4,922)	$4,401	$(3,101)	$(4,463)	$(5,151)	$5,906	$11,299	$(1,705)	$2,264
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(4,922)	$4,401	$(3,101)	$(4,463)	$(5,151)	$5,906	$11,299	$(1,705)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017